BORROWINGS - Schedule of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amount
FHLB long-term advances	$ 22,466	$ 7,505
Securities Sold under Agreements to Repurchase	25,000	52,500
Other Long-term Debt	775	775
Total long-term debt	48,241	60,780
Average Rate [Abstract]
Federal Home Loan Bank	2.52%	3.72%
Weighted average rate on repurchase agreements	3.54%	3.49%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate	3.01%	3.48%
Federal Home Loan Bank Advances [Member]
Amount
Total long-term debt	22,466
Maturities of Long-term Debt [Abstract]
2013	6,403
2014	10,338
2015	55
2016	3,117
2017	969
Thereafter	1,584
Securities Sold under Agreements to Repurchase [Member]
Amount
Total long-term debt	25,000
Maturities of Long-term Debt [Abstract]
2013	25,000
2014	0
2015	0
2016	0
2017	0
Thereafter	$ 0